SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) shares
Supplemental Cash Flow Information 1	$ 532,522
Supplemental Cash Flow Information 2	2,000,000
Supplemental Cash Flow Information 3	5,000,000
Supplemental Cash Flow Information 4	$ 1,003,612
Supplemental Cash Flow Information 5 | shares	30,000
Supplemental Cash Flow Information 6	$ 29,045
Supplemental Cash Flow Information 7	$ 268,334
Supplemental Cash Flow Information 8 | shares	2,564,705
Supplemental Cash Flow Information 9	$ 1,000,100
Supplemental Cash Flow Information 10	176,488
Supplemental Cash Flow Information 11	$ 162,890